FEDERAL AND STATE INCOME TAXES - Components of deferred tax assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Effects of Principal Temporary Differences
Allowance for possible loan losses	$ 3,392	$ 3,519	$ 3,604
Deferred compensation	2,420	2,234	2,050
Write down of other real estate	1,152	1,621	1,052
Deferred gain on OREO sale	202
Amortization of core deposit intangible	423	575	727
Recognition of nonaccrual loan income	152	66	90
Unrealized gains (losses) on available-for-sale securities	(2,212)	(1,892)	506
Postretirement obligation	2,857	1,759	702
Net actuarial gain/(loss) of postretirement benefit obligation	(1,124)	(116)	1,098
Accelerated depreciation	(630)	(562)	(282)
Amortization of goodwill	(2,376)	(2,152)	(1,937)
Alternative Minimum Tax	402	422	345
Dividend Income -F&M West	(219)	(241)	(244)
Other	(555)	(361)	(442)
Deferred tax assets, net, total	$ 3,884	$ 4,872	$ 7,269